LONG-TERM INCENTIVE PLANS - Restricted Shares and Performance Shares (Details)	12 Months Ended
	Dec. 31, 2025 BRL (R$) EquityInstruments shares	Dec. 31, 2024 BRL (R$) EquityInstruments shares	Dec. 31, 2023 BRL (R$) EquityInstruments shares	Nov. 05, 2024 shares	Dec. 31, 2022 shares
Preferred shares
LONG-TERM INCENTIVE PLANS
Outstanding shares | shares	1,257,780,072	1,322,429,662	1,148,995,967	1,358,848,730
Treasury stock | Preferred shares
LONG-TERM INCENTIVE PLANS
Outstanding shares | shares	25,317,258	36,419,068	7,544,641		9,836,850
Restricted Shares and Performance Shares
LONG-TERM INCENTIVE PLANS
Balance, beginning of year	16,283,225	14,308,539	10,812,887
Granted	8,028,770	5,739,213	7,697,990
Share Bonus | shares		2,910,064	664,433
Cancelled	(1,320,055)	(2,581,216)	(2,192,635)
Exercised	(6,018,081)	(4,093,375)	(2,674,136)
Balance, end of year	16,973,859	16,283,225	14,308,539
Fair value of options granted | R$	R$ 18.32	R$ 23.4
Expense from equity-settled long-term incentive plan | R$	R$ 149,210,000	R$ 152,414,000	R$ 157,979,000
Restricted Shares and Performance Shares | Awards granted in 2017 and later
LONG-TERM INCENTIVE PLANS
Grace period	3 years